Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 15 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

BALANCE SHEETS

	As of September 30,
	2024	2023
ASSETS
Cash	$2,361,938	$235,014
Short-term investments		780,000
Due from subsidiaries	20,616,717	10,630,138
Prepaid expenses and other current assets, net	530,589	105,000
Prepaid expenses and other noncurrent assets, net	—	163,589
Investment in subsidiaries	18,659,647	11,103,806
Total assets	$42,168,891	$23,017,547
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	$308,037	$62,157
Total current liabilities	308,037	62,157
Equity:
Class A ordinary shares ($0.00003 par value, 30,000,000,000 shares authorized, 1,410,001 and 1,728,410 shares issued and outstanding as of September 30, 2024 and 2023, respectively)*	42	52
Class B Ordinary Shares ($0.00003 par value, 4,000,000,000 shares authorized, 848,203 and 0 shares issued and outstanding as of September 30, 2024 and 2023, respectively)	26	-
Additional paid-in capital	27,796,887	16,035,229
Statutory reserves	1,926,547	368,271
Accumulated deficit	12,137,352	6,551,838
Total equity	41,860,854	22,955,390
Total liabilities and shareholders’ equity	$42,168,891	$23,017,547

*	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
*

As of September 30, 2023, the number of ordinary shares of the company was 1,728,410, $0.00003 par value. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).

After the re-designation, the number of shares for Class A on September 30, 2023 was 1,728,410.

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Revenue	$200,000	$—	$—
Cost of revenue	(58,096)	—	—
Gross profit	141,904	—	—

Operating expenses:
General and administrative expenses	(2,968,246)	(611,474)	(83,073)
Research and development expenses	(3,825,000)	—	—
Total operating expenses	(6,793,246)	(611,474)	(83,073)

Loss from operations	(6,651,342)	(611,474)	(83,073)

Other (expenses) income:
Interest income	180,648	—	—
Issuance costs allocated to warrant liability	(823,846)	—	—
Change in fair value of warrant liability	6,827,034	—	—
Other income, net	20,589	—	—
Total other income, net	6,204,425	—	—

Equity income (loss) in subsidiaries	12,584,269	7,163,312	(184,149)
Net income (loss)	12,137,352	6,551,838	(267,222)
Foreign currency translation adjustment
Comprehensive income (loss)	$12,137,352	$6,551,838	$(267,222)

STATEMENTS OF CASH FLOWS

	For the years ended September 30,
	2024		2023	2022
Net cash generated used in operating activities	$		$—	$—
Net cash used in investing activities		(12,021,874)	(10,621,341)	(1,903,038)
Net cash provided by financing activities		14,148,798	10,852,185	1,907,208
Effect of exchange rate changes on cash		—	—	—
Net increase in cash		2,126,924	230,844	4,170
Cash at the beginning of the year		235,014	4,170	—
Cash at the end of the year		$2,361,938	235,014	$4,170